Brendan Wood Topgun ETF Fund

Schedule of Investments

November 30,2023 (unaudited)

		Shares	Value
98.02%	COMMON STOCK
7.52%	COMMUNICATION SERVICES
	Alphabet, Inc. Class C(A)	962	$128,831
	T-Mobile US, Inc.	871	131,042
			259,873

7.68%	CONSUMER DISCRETIONARY
	Amazon.com, Inc.(A)	897	131,043
	Home Depot, Inc.	429	134,487
			265,530

3.79%	CONSUMER STAPLES
	Costco Wholesale Corp.	221	130,996

27.40%	FINANCIALS
	Brookfield Corp. ADR	4,030	142,138
	JPMorgan Chase & Co.	884	137,975
	Marsh & McLennan Cos, Inc.	650	129,623
	Mastercard, Inc. Class A	325	134,495
	The Progressive Corp.	806	132,208
	Royal Bank of Canada ADR	1,521	137,498
	Visa, Inc. Class A	520	133,474
			947,411

7.94%	HEALTH CARE
	Danaher Corp.	650	145,152
	UnitedHealth Group, Inc.	234	129,395
			274,547

11.46%	INDUSTRIALS
	Canadian Pacific Kansas City Southern ADR	1,755	126,360
	Transdigm Group, Inc.	143	137,690
	Waste Connections, Inc. ADR	975	132,103
			396,153

28.12%	INFORMATION TECHNOLOGY
	Adobe, Inc.(A)	208	127,090
	ASML Holding NV ADR	195	133,333
	Crowdstrike Holdings Inc(A)	663	157,124
	Microsoft Corp.	351	132,997
	Nvidia Corp.	273	127,682
	ServiceNow, Inc.(A)	208	142,634
	Snowflake, Inc.(A)	806	151,270
			972,130

4.11%	REAL ESTATE
	Prologis, Inc.	1,235	141,939

98.02%	TOTAL COMMON STOCK		3,388,579

98.02%	TOTAL INVESTMENTS		3,388,579
1.98%	Assets net of liabilities		68,536
100.00%	NET ASSETS		$3,457,115

(A)Non-income producing

In accordance with U.S. GAAP, “fair value” is defined as the price that a Fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. Various inputs are used in determining the value of a Fund’s investments. U.S. GAAP established a three-tier hierarchy of inputs to establish a classification of fair value measurements for disclosure purposes. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments as of November 30, 2023:

	Level 1	Level 2	Level 3
	Quoted Prices	Other Significant Observable Inputs	Significant Unobservable Inputs	Total
Common Stocks	$3,388,579	$—	$—	$3,388,579
Total Investments	$3,388,579	$—	$—	$3,388,579

The Fund held no Level 3 securities at any time during the period.

There were no transfers into or out of Levels 1 and 2 during the period ended November 30, 2023.

At November 30, 2023, the cost of investment for Federal income tax purposes has been estimated since the final tax characteristics cannot be determined until fiscal year end. Cost of securities for Federal income tax purpose is $3,261,911 and the related tax-based net unrealized appreciation (depreciation) consists of:

Gross unrealized appreciation	$137,305
Gross unrealized depreciation	(10,637)
Net unrealized appreciation	$126,668